Interest in Joint Ventures	12 Months Ended
Dec. 31, 2017
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Interest in Joint Ventures
20.	INTEREST IN JOINT VENTURES

	2016	2017
Share of net assets	1,175	2,368

Details of the Group’s interest in the joint venture, which is accounted for using the equity method in the consolidated financial statements, are as follows:

Name	Form of business structure	Place of incorporation and business	Proportion of ownership interest held by a subsidiary	Paid up capital	Principal activities
Merchants Union Consumer Finance Company Limited (“MUCFC”)	Incorporated	The PRC	50%	RMB 3,200,000,000*	Consumer finance consulting in the PRC
Smart Steps Digital Technology Co., Ltd	Incorporated	The PRC	55%	RMB 116,000,000	Information technology service and software research and development service in the PRC

*	Each of the Group and China Merchants Bank injected RMB600 million to MUCFC in December 2017.

Summarized financial information of the material joint venture, adjusted for any differences in accounting policies, and reconciled to the carrying amount in the consolidated financial statements, are disclosed below:

	MUCFC
	2016	2017
Assets	18,548	46,980
Liabilities	(16,296)	(42,339)
Equity	(2,252)	(4,641)
Revenue	1,191	4,163
Income for the year	336	1,189
Total comprehensive income for the year	336	1,189
Reconciled to the Group’s interests in the joint venture:
Net assets of the joint venture	2,252	4,641
Group’s effective interest	50%	50%

Carrying amount in the consolidated financial statements	1,126	2,321